UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2020

MFS® Intermediate High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at http://www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High Income Fund

New York Stock Exchange Symbol: CIF

Contact information	back cover

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery;

however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

July 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	12.7%
Medical & Health Technology & Services	10.3%
Building	8.5%
Telecommunications – Wireless	6.7%
Conglomerates	6.4%

Composition including fixed income credit quality (a)(i)
BBB	2.1%
BB	70.9%
B	44.4%
CCC	18.4%
C	0.2%
D	0.5%
Non-Fixed Income	3.2%
Cash & Cash Equivalents (Less Liabilities)	(39.7)%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	4.5 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of May 31, 2020.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 9.50% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 132.6%
Aerospace - 3.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$353,000	$214,448
Bombardier, Inc., 7.875%, 4/15/2027 (n)	160,000	95,200
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	146,500
Moog, Inc., 4.25%, 12/15/2027 (n)	385,000	367,305
TransDigm, Inc., 6.5%, 7/15/2024	185,000	181,300
TransDigm, Inc., 6.25%, 3/15/2026 (n)	200,000	204,500
TransDigm, Inc., 6.375%, 6/15/2026	185,000	172,050
TransDigm, Inc., 5.5%, 11/15/2027 (n)	265,000	240,487

		$1,621,790
Automotive - 3.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$200,000	$167,875
Adient U.S. LLC, 7%, 5/15/2026 (n)	20,000	20,502
Allison Transmission, Inc., 5%, 10/01/2024 (n)	450,000	453,375
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	125,000	126,250
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	45,000	41,824
Dana, Inc., 5.5%, 12/15/2024	20,000	20,000
Dana, Inc., 5.375%, 11/15/2027	143,000	136,565
General Motors Co., 6.125%, 10/01/2025	139,000	151,670
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	270,000	274,050
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	155,000	146,443
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	245,000	240,100

		$1,778,654
Broadcasting - 4.4%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$120,000	$125,964
iHeartCommunications, Inc., 8.375%, 5/01/2027	130,000	121,550
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	55,000	53,884
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	140,000	136,150
National CineMedia LLC, 5.875%, 4/15/2028 (n)	150,000	120,000
Netflix, Inc., 5.875%, 2/15/2025	355,000	397,675
Netflix, Inc., 3.625%, 6/15/2025 (n)	150,000	153,562
Netflix, Inc., 5.875%, 11/15/2028	160,000	182,059
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	235,000	240,875
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	130,000	126,100
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	315,000	318,937

		$1,976,756

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.9%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$405,000	$396,394

Building - 8.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$225,000	$232,875
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	355,000	356,775
AZEK Co. LLC, 9.5%, 5/15/2025 (n)	33,000	35,063
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	238,000	224,839
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	105,000	102,637
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	85,000	81,175
Core & Main LP, 6.125%, 8/15/2025 (n)	180,000	175,950
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	190,000	181,676
HD Supply, Inc., 5.375%, 10/15/2026 (n)	305,000	314,150
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	300,000	308,631
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	150,000	148,875
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	201,000	194,970
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	190,000	190,475
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	188,000	162,620
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	120,000	116,100
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	490,000	498,575
Standard Industries, Inc., 6%, 10/15/2025 (n)	115,000	118,450
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	305,000	305,000
U.S. Concrete, Inc., 6.375%, 6/01/2024	35,000	34,825

		$3,783,661
Business Services - 3.9%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$225,000	$223,875
CDK Global, Inc., 4.875%, 6/01/2027	285,000	295,690
CDK Global, Inc., 5.25%, 5/15/2029 (n)	95,000	96,900
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	120,000	120,600
MSCI, Inc., 5.75%, 8/15/2025 (n)	170,000	176,474
MSCI, Inc., 4.75%, 8/01/2026 (n)	510,000	531,675
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	100,000	109,375
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	175,000	188,125

		$1,742,714
Cable TV - 12.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$200,000	$210,574
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	125,000	128,437
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	585,000	609,968
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	360,000	376,200
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	490,000	512,050
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	200,000	208,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	$800,000	$846,000
DISH DBS Corp., 5.875%, 11/15/2024	95,000	93,793
DISH DBS Corp., 7.75%, 7/01/2026	200,000	207,500
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)	180,000	94,950
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)	155,000	91,450
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	208,074
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	380,000	389,082
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	105,000	112,613
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	169,311
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	416,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	195,000	191,231
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	84,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	465,000	488,831
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	205,000

		$5,644,804
Chemicals - 1.5%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$280,000	$283,500
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	170,754
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	160,000	164,370
Tronox, Inc., 6.5%, 4/15/2026 (n)	70,000	66,233

		$684,857
Computer Software - 1.5%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$185,000	$185,870
PTC, Inc., 3.625%, 2/15/2025 (n)	215,000	216,075
PTC, Inc., 4%, 2/15/2028 (n)	35,000	35,000
VeriSign, Inc., 5.25%, 4/01/2025	120,000	131,825
VeriSign, Inc., 4.75%, 7/15/2027	85,000	88,750

		$657,520
Computer Software - Systems - 2.6%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$435,000	$469,008
Fair Isaac Corp., 4%, 6/15/2028 (n)	86,000	86,323
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	175,000	173,688
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	210,000	198,450
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	240,000	252,074

		$1,179,543
Conglomerates - 6.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$260,000	$264,077
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	365,000	375,176
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	190,000	199,025
EnerSys, 5%, 4/30/2023 (n)	275,000	273,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
EnerSys, 4.375%, 12/15/2027 (n)	$55,000	$53,900
Gates Global LLC, 6.25%, 1/15/2026 (n)	230,000	224,250
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	120,000	114,000
Griffon Corp., 5.75%, 3/01/2028	150,000	148,995
MTS Systems Corp., 5.75%, 8/15/2027 (n)	230,000	207,000
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	205,000	212,175
TriMas Corp., 4.875%, 10/15/2025 (n)	505,000	501,212
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	81,000	81,000
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	80,000	79,395

		$2,734,174
Construction - 2.0%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$95,000	$92,150
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	185,000	170,200
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	215,000	199,950
Toll Brothers Finance Corp., 4.875%, 11/15/2025	180,000	189,488
Toll Brothers Finance Corp., 4.35%, 2/15/2028	255,000	260,100

		$911,888
Consumer Products - 1.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$140,000	$115,850
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	205,000	216,275
Mattel, Inc., 6.75%, 12/31/2025 (n)	210,000	218,925
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	110,907
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	110,000	111,650

		$773,607
Consumer Services - 3.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$175,000	$185,938
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	205,000	219,350
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	75,656
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	111,000	115,204
Match Group, Inc., 6.375%, 6/01/2024	195,000	201,339
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	209,292
Match Group, Inc., 4.625%, 6/01/2028 (n)	250,000	256,875
Realogy Group LLC, 9.375%, 4/01/2027 (n)	220,000	191,444
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	210,000	212,625

		$1,667,723
Containers - 4.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)	$200,000	$197,574
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	276,000	284,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	$290,000	$297,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	90,000	93,522
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	215,000	216,886
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	35,000	36,477
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	70,000	69,475
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)	45,000	40,275
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	182,250
Reynolds Group, 7%, 7/15/2024 (n)	70,000	70,372
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	240,287
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	112,000	112,280
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	211,000

		$2,052,618
Electrical Equipment - 0.6%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$160,000	$155,555
CommScope Technologies LLC, 5%, 3/15/2027 (n)	125,000	114,375

		$269,930
Electronics - 2.7%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$270,000	$275,332
Entegris, Inc., 4.375%, 4/15/2028 (n)	90,000	91,982
Qorvo, Inc., 5.5%, 7/15/2026	200,000	210,000
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	180,000	188,309
Sensata Technologies B.V., 5%, 10/01/2025 (n)	375,000	389,062
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	75,000	72,938

		$1,227,623
Energy - Independent - 2.5%
Apache Corp., 4.375%, 10/15/2028	$95,000	$84,307
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	215,000	205,061
Jagged Peak Energy LLC, 5.875%, 5/01/2026	125,000	125,532
Laredo Petroleum, Inc., 10.125%, 1/15/2028	50,000	34,255
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	170,000	159,800
Matador Resources Co., 5.875%, 9/15/2026	110,000	81,806
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	130,000	127,400
PDC Energy, Inc., 5.75%, 5/15/2026	50,000	46,187
Southwestern Energy Co., 6.2%, 1/23/2025	63,300	56,856
Southwestern Energy Co., 7.5%, 4/01/2026	42,700	39,284
WPX Energy, Inc., 5.75%, 6/01/2026	170,000	170,000

		$1,130,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 1.9%
Cinemark USA, Inc., 4.875%, 6/01/2023	$135,000	$117,450
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)	40,000	41,700
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	330,000	318,450
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	80,000	48,000
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	220,000	206,800
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	125,000	132,812

		$865,212
Financial Institutions - 4.5%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$200,000	$168,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	195,000	164,833
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	130,000	107,264
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	215,000	198,337
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	451,000	245,380
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	205,000	209,100
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	95,000	85,500
Navient Corp., 5.5%, 1/25/2023	130,000	123,825
Navient Corp., 5%, 3/15/2027	130,000	111,150
OneMain Financial Corp., 6.875%, 3/15/2025	160,000	157,952
OneMain Financial Corp., 7.125%, 3/15/2026	100,000	98,500
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	220,000	188,974
Springleaf Finance Corp., 8.875%, 6/01/2025	99,000	102,960
Springleaf Finance Corp., 5.375%, 11/15/2029	80,000	70,920

		$2,032,695
Food & Beverages - 4.4%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$260,000	$262,220
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	295,000	319,284
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	142,000	144,307
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	115,000	119,313
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	305,000	317,996
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	33,000	34,558
Performance Food Group Co., 5.5%, 10/15/2027 (n)	200,000	196,026
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	50,000	51,125
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	220,000	228,800
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	240,000	232,200
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	80,000	82,900

		$1,988,729
Gaming & Lodging - 5.3%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	$80,000	$71,200
CCM Merger, Inc., 6%, 3/15/2022 (n)	230,000	215,050
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	90,000	90,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$220,000	$220,994
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	145,000	145,418
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	335,000	332,487
Scientific Games Corp., 8.25%, 3/15/2026 (n)	190,000	174,386
Scientific Games International, Inc., 7%, 5/15/2028 (n)	55,000	48,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	205,000	203,094
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	235,000	226,775
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	335,000	318,294
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	150,000	145,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	235,000	217,962

		$2,409,685
Insurance - Health - 0.8%
Centene Corp., 5.375%, 6/01/2026 (n)	$205,000	$216,787
Centene Corp., 4.25%, 12/15/2027	135,000	141,024

		$357,811
Insurance - Property & Casualty - 1.3%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$190,000	$193,788
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	60,000	64,374
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	40,000	39,800
Hub International Ltd., 7%, 5/01/2026 (n)	295,000	302,986

		$600,948
Machinery & Tools - 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$130,000	$134,063

Major Banks - 1.8%
Barclays PLC, 7.875%, 12/29/2049	$200,000	$202,500
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	200,000	204,000
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	400,000	419,500

		$826,000
Medical & Health Technology & Services - 10.6%
Avantor, Inc., 9%, 10/01/2025 (n)	$320,000	$345,600
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	75,000	78,000
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	33,600
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	255,000	246,075
DaVita, Inc., 5%, 5/01/2025	260,000	266,825
DaVita, Inc., 4.625%, 6/01/2030 (n)	98,000	97,755
Encompass Health Corp., 5.75%, 9/15/2025	120,000	123,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5.375%, 2/01/2025	$525,000	$576,287
HCA, Inc., 5.875%, 2/15/2026	340,000	380,606
HCA, Inc., 5.625%, 9/01/2028	45,000	51,581
HCA, Inc., 3.5%, 9/01/2030	185,000	182,300
HealthSouth Corp., 5.125%, 3/15/2023	335,000	336,675
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	145,000	122,525
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	600,000	625,500
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	75,000	72,375
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	170,000	160,441
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (p)	120,000	105,076
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	115,000	110,688
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	245,000	265,213
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	60,000	33,294
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	255,000	262,066
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	185,000	191,475
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	130,000	128,050

		$4,795,007
Medical Equipment - 1.8%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$250,000	$256,562
Hologic, Inc., 4.375%, 10/15/2025 (n)	75,000	76,672
Teleflex, Inc., 4.875%, 6/01/2026	105,000	108,150
Teleflex, Inc., 4.625%, 11/15/2027	340,000	354,576

		$795,960
Metals & Mining - 5.0%
Arconic Corp., 6%, 5/15/2025 (n)	$110,000	$113,966
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	145,000	134,541
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	100,000	91,000
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	130,000	90,350
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	200,000	210,294
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	190,000	188,100
Freeport-McMoRan, Inc., 5%, 9/01/2027	190,000	192,850
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	185,000	190,087
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	145,000	144,282
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	372,000	351,540
Novelis Corp., 5.875%, 9/30/2026 (n)	325,000	332,862
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	90,000	68,119
TMS International Corp., 7.25%, 8/15/2025 (n)	220,000	169,400

		$2,277,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 4.6%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$510,000	$517,028
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	155,000	151,513
DCP Midstream Operating LP, 5.125%, 5/15/2029	95,000	86,450
EnLink Midstream Partners LP, 4.85%, 7/15/2026	60,000	48,300
EQT Midstream Partners LP , 5.5%, 7/15/2028	285,000	263,619
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	54,600
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	177,500	158,096
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	170,850
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	255,000	253,406
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	130,000	138,814
Western Midstream Operating LP, 4.05%, 2/01/2030	265,000	237,758

		$2,080,434
Network & Telecom - 0.6%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$200,000	$197,338
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	80,000	79,000

		$276,338
Oil Services - 0.4%
Apergy Corp., 6.375%, 5/01/2026	$135,000	$123,887
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	175,000	18,840
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	125,000	52,525

		$195,252
Oils - 1.3%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$345,000	$347,587
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	160,000	146,907
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	130,000	109,199

		$603,693
Pharmaceuticals - 1.6%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$90,000	$90,267
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	530,000	537,839
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	55,000	53,143
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	49,000	50,837

		$732,086
Pollution Control - 0.9%
Covanta Holding Corp., 5.875%, 3/01/2024	$185,000	$185,462
Covanta Holding Corp., 6%, 1/01/2027	50,000	49,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - continued
GFL Environmental, Inc., 7%, 6/01/2026 (n)	$78,000	$82,095
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	90,000	98,663

		$415,470
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6.25%, 7/15/2041	$30,000	$30,266

Printing & Publishing - 1.0%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$144,750
Meredith Corp., 6.875%, 2/01/2026	170,000	157,462
Nielsen Finance LLC, 5%, 4/15/2022 (n)	157,000	156,757

		$458,969
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$80,000	$82,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	185,000	191,244

		$273,244
Real Estate - Other - 0.6%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$296,000	$251,230

Restaurants - 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$245,000	$197,838
IRB Holding Corp., 7%, 6/15/2025 (n)	48,000	49,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	200,000	208,000

		$455,638
Retailers - 1.1%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$210,000	$193,725
L Brands, Inc., 5.25%, 2/01/2028	235,000	198,869
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	120,000	117,000

		$509,594
Specialty Chemicals - 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$165,000	$151,800
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	261,000	264,263

		$416,063
Specialty Stores - 1.1%
Penske Automotive Group Co., 5.375%, 12/01/2024	$145,000	$141,375
Penske Automotive Group Co., 5.5%, 5/15/2026	175,000	172,375
PetSmart, Inc., 7.125%, 3/15/2023 (n)	110,000	106,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - continued
PetSmart, Inc., 8.875%, 6/01/2025 (n)	$60,000	$59,550

		$480,000
Supermarkets - 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$47,000	$48,598
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	145,000	149,018
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	270,000	274,047
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	15,000	16,056

		$487,719
Telecommunications - Wireless - 6.6%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$210,500
Altice France S.A., 8.125%, 2/01/2027 (n)	200,000	220,000
Altice France S.A., 5.5%, 1/15/2028 (n)	200,000	205,940
Altice France S.A., 6%, 2/15/2028 (n)	200,000	194,500
SBA Communications Corp., 4.875%, 9/01/2024	310,000	318,230
SBA Communications Corp., 3.875%, 2/15/2027 (n)	146,000	148,555
Sprint Capital Corp., 6.875%, 11/15/2028	355,000	438,425
Sprint Corp., 7.625%, 3/01/2026	515,000	615,425
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	97,118
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	205,784
T-Mobile USA, Inc., 5.375%, 4/15/2027	310,000	329,375

		$2,983,852
Tobacco - 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$95,000	$95,950

Utilities - Cogeneration - 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$105,000	$107,625

Utilities - Electric Power - 4.1%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$505,000	$537,562
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	92,925
Drax Finco PLC, 6.625%, 11/01/2025 (n)	220,000	231,275
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	330,000	340,725
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	127,200
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	140,000	144,550
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	80,000	78,800
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	285,000	303,525

		$1,856,562
Total Bonds (Identified Cost, $60,851,226)		$60,028,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 3.2%
Construction - 0.1%
ICA Tenedora, S.A. de C.V. (a)	11,385	$17,157

Oil Services - 0.2%
LTRI Holdings LP (a)(u)	200	$105,880

Special Products & Services - 2.9%
iShares iBoxx $ High Yield Corporate Bond ETF	16,000	$1,318,720
Total Common Stocks (Identified Cost, $1,360,585)		$1,441,757

Floating Rate Loans (r) - 2.0%
Broadcasting - 0.4%
Nexstar Broadcasting, Inc., Term Loan B4, 3.12%, 9/18/2026	$61,480	$59,159
WMG Acquisition Corp., Term Loan F, 2.298%, 11/01/2023	105,000	102,919

		$162,078
Cable TV - 0.1%
CSC Holdings LLC, Term Loan B5, 2.683%, 4/15/2027	$63,840	$61,499

Chemicals - 0.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.2%, 6/01/2024	$53,045	$51,614
Element Solutions, Inc., Term Loan B1, 2.173%, 1/31/2026	63,680	61,312

		$112,926
Computer Software - Systems - 0.4%
Sabre GLBL, Inc., Term Loan B, 2.173%, 2/22/2024	$127,348	$113,613
SS&C Technologies, Inc., Term Loan B5, 1.923%, 4/16/2025	63,674	61,631

		$175,244
Conglomerates - 0.2%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$111,931	$107,062

Food & Beverages - 0.1%
U.S. Foods, Inc., Term Loan B, 1.923%, 6/27/2023	$40,371	$37,930

Medical & Health Technology & Services - 0.3%
DaVita, Inc., Term Loan B, 1.923%, 8/12/2026	$63,680	$62,088
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	63,666	63,338

		$125,426
Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.92%, 11/27/2025	$58,514	$57,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) - continued
Printing & Publishing - 0.1%
Nielsen Finance LLC, Term Loan B4, 2.221%, 10/04/2023	$63,672	$61,857
Total Floating Rate Loans (Identified Cost, $938,284)		$901,074

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	84	$10
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	84	1
Total Warrants (Identified Cost, $0)				$11

Investment Companies (h) - 2.0%
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.19% (v) (Identified Cost, $912,669)			912,760	$912,851

Other Assets, Less Liabilities - (39.8)%				(18,004,248)
Net Assets - 100.0%				$45,279,675

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $912,851 and $62,371,072, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,109,534, representing 93.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $63,150,095)	$62,371,072
Investments in affiliated issuers, at value (identified cost, $912,669)	912,851
Cash	1,393
Receivables for
Investments sold	255,618
Interest	893,217
Other assets	14,124
Total assets	$64,448,275

Liabilities
Notes payable	$18,500,000
Payables for
Distributions	14,644
Investments purchased	557,492
Payable to affiliates
Investment adviser	6,277
Administrative services fee	191
Transfer agent and dividend disbursing costs	459
Accrued interest expense	10,526
Accrued expenses and other liabilities	79,011
Total liabilities	$19,168,600
Net assets	$45,279,675

Net assets consist of
Paid-in capital	$53,702,887
Total distributable earnings (loss)	(8,423,212)
Net assets	$45,279,675
Shares of beneficial interest outstanding (19,530,003 shares authorized less 75,815 capital shares to be retired)	19,454,188
Net asset value per share (net assets of $45,279,675 / 19,454,188 shares of beneficial interest outstanding)	$2.33

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$1,785,540
Dividends from affiliated issuers	11,967
Dividends	8,808
Other	5,802
Total investment income	$1,812,117
Expenses
Management fee	$232,299
Transfer agent and dividend disbursing costs	7,583
Administrative services fee	8,775
Independent Trustees’ compensation	6,077
Stock exchange fee	11,894
Custodian fee	3,508
Shareholder communications	27,000
Audit and tax fees	42,458
Legal fees	980
Interest expense and fees	153,141
Miscellaneous	20,821
Total expenses	$514,536
Reduction of expenses by investment adviser	(45,426)
Net expenses	$469,110
Net investment income (loss)	$1,343,007

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,072,357)
Affiliated issuers	(302)
Futures contracts	(57,902)
Forward foreign currency exchange contracts	(3,443)
Foreign currency	8
Net realized gain (loss)	$(1,133,996)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,667,181)
Affiliated issuers	(22)
Futures contracts	(4,607)
Forward foreign currency exchange contracts	2,716
Net unrealized gain (loss)	$(2,669,094)
Net realized and unrealized gain (loss)	$(3,803,090)
Change in net assets from operations	$(2,460,083)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/20 (unaudited)	Year ended 11/30/19

From operations
Net investment income (loss)	$1,343,007	$2,700,692
Net realized gain (loss)	(1,133,996)	(707,194)
Net unrealized gain (loss)	(2,669,094)	4,714,668
Change in net assets from operations	$(2,460,083)	$6,708,166
Distributions to shareholders	$(1,446,185)	$(2,778,691)
Tax return of capital distributions to shareholders	$—	$(1,936,826)
Distributions from other sources	$(842,940)	$—
Change in net assets from fund share transactions	$(357,944)	$(113,342)
Total change in net assets	$(5,107,152)	$1,879,307

Net assets
At beginning of period	50,386,827	48,507,520
At end of period	$45,279,675	$50,386,827

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/20 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(2,460,083)

Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(19,576,213)
Proceeds from disposition of investment securities	22,219,521
Proceeds from disposition of short-term investments, net	121,631
Realized gain/loss on investments	1,072,357
Unrealized appreciation/depreciation on investments	2,667,203
Unrealized appreciation/depreciation on foreign currency contracts	(2,716)
Net amortization/accretion of income	60,772
Decrease in interest receivable	34,824
Decrease in accrued expenses and other liabilities	(32,919)
Decrease in payable for net daily variation margin on open futures contracts	(24)
Increase in other assets	(12,160)
Decrease in interest payable	(25,200)
Net cash provided by operating activities	$4,066,993

Cash flows from financing activities:
Distributions paid in cash	(2,229,487)
Decrease in notes payable	(1,500,000)
Repurchase of shares of beneficial interest	(402,938)
Net cash used by financing activities	$(4,132,425)
Net decrease in cash and restricted cash	$(65,432)

Cash and restricted cash:
Beginning of period	$66,825
End of period	$1,393

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $44,994.

Cash paid during the six months ended May 31, 2020 for interest was $178,341.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/20		Year ended
			11/30/19	11/30/18		11/30/17	11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$2.56		$2.46	$2.79		$2.77	$2.70	$3.09

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.14	(c)	$0.16	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.18)		0.20	(0.22)		0.12	0.14	(0.33)
Total from investment operations	$(0.11)		$0.34	$(0.08)		$0.28	$0.33	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.15)		$(0.17)	$(0.20)	$(0.21)
From tax return of capital	—		(0.10)	(0.10)		(0.10)	(0.06)	(0.05)
From other sources	(0.04)		—	—		—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.25)		$(0.27)	$(0.26)	$(0.26)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$—		$0.01	$0.00 (w)	$0.00 (w)
Net asset value, end of period (x)	$2.33		$2.56	$2.46		$2.79	$2.77	$2.70
Market value, end of period	$2.17		$2.70	$2.29		$2.75	$2.48	$2.32
Total return at market value (%)	(15.56	)(n)	29.74	(8.21)		22.30	18.72	(6.15)
Total return at net asset value (%) (j)(r)(s)(x)	(4.38	)(n)	14.52	(2.81	)(c)	11.09	13.94	(3.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.56	2.50	(c)	2.15	2.07	1.77
Expenses after expense reductions (f)	1.99	(a)	2.49	2.41	(c)	2.05	1.84	1.70
Net investment income (loss)	5.70	(a)	5.43	5.50	(c)	5.75	6.97	6.63
Portfolio turnover	28	(n)	56	45		49	34	34
Net assets at end of period (000 omitted)	$45,280		$50,387	$48,508		$54,950	$56,785	$56,362

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
			11/30/19	11/30/18		11/30/17	11/30/16	11/30/15
	(unaudited)

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.34	(a)	1.34	1.33	(c)	1.34	1.34	1.35

Senior Securities:
Total notes payable outstanding (000 omitted)	$18,500		$20,000	$20,000		$22,000	$22,000	$22,000
Asset coverage per $1,000 of indebtedness (k)	$3,448		$3,519	$3,425		$3,498	$3,581	$3,562

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)

Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning

Notes to Financial Statements (unaudited) – continued

of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,318,720	$11	$105,880	$1,424,611
Mexico	—	17,157	—	17,157
Municipal Bonds	—	107,625	—	107,625
U.S. Corporate Bonds	—	52,323,569	—	52,323,569
Foreign Bonds	—	7,597,036	—	7,597,036
Floating Rate Loans	—	901,074	—	901,074
Mutual Funds	912,851	—	—	912,851
Total	$2,231,571	$60,946,472	$105,880	$63,283,923

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/19	$101,158
Change in unrealized appreciation or depreciation	4,722
Balance as of 5/31/20	$105,880

The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2020 is $4,722. At May 31, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative,

Notes to Financial Statements (unaudited) – continued

the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At May 31, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(57,902)	$—
Foreign Exchange	—	(3,443)
Total	$(57,902)	$(3,443)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(4,607)	$—
Foreign Exchange	—	2,716
Total	$(4,607)	$2,716

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in

Notes to Financial Statements (unaudited) – continued

segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract

Notes to Financial Statements (unaudited) – continued

settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund’s Statement of Assets and Liabilities includes cash on hand at the fund’s custodian bank and does not include any short-term investments. Restricted cash is presented in the fund’s Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:

5/31/20
Cash	$1,393
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$1,393

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended November 30, 2019, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements (unaudited) – continued

For the six months ended May 31, 2020, the amount of distributions estimated to be a tax return of capital was approximately $842,940 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/19
Ordinary income (including any short-term capital gains)	$2,778,691
Tax return of capital (b)	1,936,826

Total distributions	$4,715,517

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/20

Cost of investments	$64,097,909
Gross appreciation	1,358,660

Gross depreciation	(2,172,646)
Net unrealized appreciation (depreciation)	$(813,986)

As of 11/30/19

Capital loss carryforwards	(5,502,916)
Net unrealized appreciation (depreciation)	1,828,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(317,724)
Long-Term	(5,185,192)
Total	$(5,502,916)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.99% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2021. For the six months ended May 31, 2020, this reduction amounted to $45,426, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2020, these fees paid to MFSC amounted to $1,431.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.0372% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended May 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $17,937,555 and $21,354,008, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 216,298 shares of beneficial interest during the six months ended May 31, 2020 at an average price per share of $1.86 and a weighted average discount of 10.64% per share. The fund repurchased 117,869 shares of beneficial

Notes to Financial Statements (unaudited) – continued

interest during the year ended November 30, 2019 at an average price per share of $2.18 and a weighted average discount of 10.05% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/20		Year ended 11/30/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	16,939	$44,994	56,233	$144,186
Capital shares repurchased	(216,298)	(402,938)	(117,869)	(257,528)
Net change	(199,359)	$(357,944)	(61,636)	$(113,342)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $21,000,000. Prior to May 26, 2020, the maximum amount available under the line of credit was $23,000,000. At May 31, 2020, the fund had outstanding borrowings under this agreement in the amount of $18,500,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2020. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $21,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2021. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $150,872 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $2,245 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2020, the average loan balance was $19,396,175 at a weighted average annual interest rate of 1.56%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$1,034,504	$11,629,820	$11,751,149	$(302)	$(22)	$912,851

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$11,967	$—

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2020, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2020. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019, and in our report dated January 15, 2020, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2020

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 505005

Louisville, KY 40233-5005

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS Intermediate High Income Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/19-12/31/19	0	N/A	0	1,964,085
1/01/20-1/31/20	0	N/A	0	1,964,085
2/01/20-2/28/20	0	N/A	0	1,964,085
3/01/20-3/31/20	118,610	1.70	118,610	1,845,475
4/01/20-4/30/20	0	N/A	0	1,845,475
5/01/20-5/31/20	97,688	2.06	97,688	1,747,787

Total	216,298	1.86	216,298

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2019 plan year is 1,964,085.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached here to as EX-99.19a-1.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2020

*	Print name and title of each signing officer under his or her signature.